Other Acquired Rights - Summary of Rights Acquired (Detail) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	$ 814,297	$ 431,509	$ 448,206
Rights to operate cargo operation and hangars in the tijuana airport polygon
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	399,845
Gross carrying amount [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	1,168,712	769,227	769,227
Gross carrying amount [Member] | Right to operate the charter and general aviation terminal and FBO at San José del Cabo airport terminal [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	344,443	344,443	344,443
Gross carrying amount [Member] | Right to operate commercial space at Tijuana airport [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	15,935	15,935	15,935
Gross carrying amount [Member] | Right to operate various commercial space, advertising spaces and skywalk services at Puerto Vallarta airport [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	309,616	309,616	309,616
Gross carrying amount [Member] | Right to operate commercial space, advertising spaces and skywalk services at Guadalajara airport [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	93,560	93,560	93,560
Gross carrying amount [Member] | Rights to operate cargo operation and hangars in the tijuana airport polygon
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	399,485
Gross carrying amount [Member] | Right to operate various parking lots [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	5,673	5,673	5,673
Accumulated depreciation and amortisation [member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	$ (354,415)	$ (337,718)	$ (321,021)